Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	$ 12	$ 14	$ 17	$ 19
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	0	(2)	2
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	(2)	(1)	(4)
Reserve for losses on uncompleted contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	15	63	60	159
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	4	331	69
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	(52)	(328)	(168)
Reserve for potentially disallowable costs incurred under government contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	51	64	50	$ 74
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	1	10	0
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	0	6	3
Valuation Allowances and Reserves, Deductions	$ (14)	$ (2)	$ (27)